Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Schedule of revenue disaggregation

	For the year ended,	For the year ended,	For the year ended,
	December 31, 2022	December 31, 2023	December 31, 2024
	US$	US$	US$
	Total	Total	Total
Revenues from Asia-Pacific region	14,065	25,228	33,256
Revenues from other areas	983	1,883	17,436
Total revenues	15,048	27,111	50,692

Schedule of contract liability

	As of
	December 31, 2022	December 31, 2023	December 31, 2024
	US$	US$	US$
Contract liability	15,025	26,917	44,465
Refund liability	121	284	533
Deposits from students	21	13	66
Advances from students	15,167	27,214	45,064